Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Document Period End Date	Aug. 31, 2024
Columbia Large Cap Index Fund Class A
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Index Fund
Class Name	Class A
Trading Symbol	NEIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 3,612,076,058
Holdings Count | Holding	505
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Sta tistics
Fund net assets	$ 3,612,076,058
Total number of portfolio holdings	505
Portfolio turnover for the reporting period	4%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund
net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's port
folio composition is subject to change.
Top Holdings
Apple, Inc.	6.9%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class C	1.7%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	6.9%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class C	1.7%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Columbia Large Cap Index Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Index Fund
Class Name	Institutional Class
Trading Symbol	NINDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 11	0.20%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
Net Assets	$ 3,612,076,058
Holdings Count | Holding	505
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Stat ist ics
Fund net assets	$ 3,612,076,058
Total number of portfolio holdings	505
Portfolio turnover for the reporting period	4%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to cha
nge.
Top Holdings
Apple, Inc.	6.9%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class C	1.7%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	6.9%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class C	1.7%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Columbia Large Cap Index Fund Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Index Fund
Class Name	Institutional 2 Class
Trading Symbol	CLXRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 11	0.20%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
Net Assets	$ 3,612,076,058
Holdings Count | Holding	505
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund S tat istics
Fund net assets	$ 3,612,076,058
Total number of portfolio holdings	505
Portfolio turnover for the reporting period	4%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted.
The
Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	6.9%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class C	1.7%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	6.9%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class C	1.7%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Columbia Large Cap Index Fund Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Index Fund
Class Name	Institutional 3 Class
Trading Symbol	CLPYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2024 to August 31, 2024 .
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 11	0.20%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
Net Assets	$ 3,612,076,058
Holdings Count | Holding	505
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Stat istics
Fund net assets	$ 3,612,076,058
Total number of portfolio holdings	505
Portfolio turnover for the reporting period	4%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted.
The
Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	6.9%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class C	1.7%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	6.9%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class C	1.7%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%